Members’ equity (deficit) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Stockholders Equity

	Authorized		Held by Members
	as of December 31,		as of December 31,
	2021	2020	2021	2020
Common units	34,438,298	34,438,298	9,440,108	9,440,108
Series A Preferred	4,834,906	4,834,906	4,834,906	4,834,906
Series B Preferred	6,820,450	6,820,450	6,774,923	6,774,923
Series C Preferred	3,142,815	3,142,815	3,141,500	3,141,500
Series D Preferred	2,816,403	2,816,403	2,787,707	2,787,707
Series E Preferred	7,451,981	7,451,981	6,530,128	5,447,120
	59,504,853	59,504,853	33,509,272	32,426,264